Interest and Finance Costs, net:	6 Months Ended
Jun. 30, 2022
Interest And Finance Costs Net
Interest and Finance Costs, net:

12. Interest and Finance Costs, net:

The amounts in the accompanying unaudited interim Consolidated Statements of Comprehensive Income / (Loss) are analyzed as follows:

	Six months ended June 30,
	2021	2022
Interest on long-term debt	$1,414	$1,463
Interest on promissory note	215	223
Amortization of financing costs	111	155
Financing fees and charges	10	(12)
Total	$1,750	$1,829